Consolidated Statements of Financial Position $ in Millions, $ in Millions		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
CURRENT ASSETS
Cash and cash equivalents			$ 47,248	$ 43,497
Trade receivables, net			13,014	11,523
Inventories			11,960	9,727
Recoverable taxes			5,293	5,471
Other current financial assets			931	478
Other current assets			1,918	1,744
Total current assets			80,364	72,440
NON CURRENT ASSETS
Investments in other entities			7,494	7,623
Right-of-use assets			1,472	1,278
Property, plant and equipment, net			62,183	59,460
Intangible assets, net			102,174	103,971
Deferred tax assets			8,342	11,143
Other non-current financial assets			5,136	2,699
Other non-current assets			4,402	4,452
Total non-current assets			191,203	190,626
TOTAL ASSETS			271,567	263,066
CURRENT LIABILITIES
Bank loans and notes payable			645	1,645
Current portion of non-current debt			1,808	3,372
Current portion of lease liabilities			614	560
Interest payable			811	712
Suppliers			22,745	17,195
Accrued liabilities			11,885	10,013
Taxes payable			6,972	7,400
Other current financial liabilities			741	1,948
Total current liabilities			46,221	42,845
NON-CURRENT LIABILITIES
Bank loans and notes payable			83,329	82,461
Post-employment and other non-current employee benefits			4,126	3,838
Non-current portion of lease liabilities			891	746
Deferred tax liabilities			2,710	2,474
Other non-current financial liabilities			508	934
Provisions and other non-current liabilities			6,210	7,311
Total non-current liabilities			97,774	97,764
TOTAL LIABILITIES			143,995	140,609
EQUITY
Common stock			2,060	2,060
Additional paid-in capital			45,560	45,560
Retained earnings			81,037	75,917
Other equity instruments			(2,133)	(1,740)
Accumulated other comprehensive income			(4,974)	(4,923)
Equity attributable to equity holders of the parent			121,550	116,874
Non-controlling interest in consolidated subsidiaries			6,022	5,583
TOTAL EQUITY			127,572	122,457
TOTAL LIABILITIES AND EQUITY			$ 271,567	$ 263,066
Currency in which supplementary information is displayed [member]
CURRENT ASSETS
Cash and cash equivalents	[1]	$ 2,303
Trade receivables, net	[1]	634
Inventories	[1]	583
Recoverable taxes	[1]	258
Other current financial assets	[1]	45
Other current assets	[1]	93
Total current assets	[1]	3,916
NON CURRENT ASSETS
Investments in other entities	[1]	365
Right-of-use assets	[1]	72
Property, plant and equipment, net	[1]	3,031
Intangible assets, net	[1]	4,981
Deferred tax assets	[1]	407
Other non-current financial assets	[1]	250
Other non-current assets	[1]	216
Total non-current assets	[1]	9,322
TOTAL ASSETS	[1]	13,238
CURRENT LIABILITIES
Bank loans and notes payable	[1]	31
Current portion of non-current debt	[1]	88
Current portion of lease liabilities	[1]	30
Interest payable	[1]	40
Suppliers	[1]	1,109
Accrued liabilities	[1]	579
Taxes payable	[1]	340
Other current financial liabilities	[1]	36
Total current liabilities	[1]	2,253
NON-CURRENT LIABILITIES
Bank loans and notes payable	[1]	4,062
Post-employment and other non-current employee benefits	[1]	201
Non-current portion of lease liabilities	[1]	43
Deferred tax liabilities	[1]	132
Other non-current financial liabilities	[1]	25
Provisions and other non-current liabilities	[1]	303
Total non-current liabilities	[1]	4,766
TOTAL LIABILITIES	[1]	7,019
EQUITY
Common stock	[1]	100
Additional paid-in capital	[1]	2,221
Retained earnings	[1]	3,950
Other equity instruments	[1]	(104)
Accumulated other comprehensive income	[1]	(242)
Equity attributable to equity holders of the parent	[1]	5,925
Non-controlling interest in consolidated subsidiaries	[1]	294
TOTAL EQUITY	[1]	6,219
TOTAL LIABILITIES AND EQUITY	[1]	$ 13,238

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3